Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands				6 Months Ended
	May 31, 2025 CNY (¥)	Apr. 30, 2025 USD ($) shares	Nov. 27, 2024 shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Premium receivables				¥ 448			¥ 3
Guarantee amount				19,008			19,158
Impairment loss
Goodwill impairment loss
Others, net				24,916	$ 3,672	22,646
Non-controlling interests								¥ 6,438
Disposal loss	¥ 4,330
Impairment loss
Debt security				125,000			¥ 125
Fixed interest rate							6.00%
Impairment on long-lived assets
Insurance policies				0.10%		0.10%
Recognized contingent performance bonus				¥ 24		¥ 31
Tax amount				1,230		1,784
Value-added taxes paid				10,946		11,288
Impairment
Cash and cash equivalents and restricted cash				53,137			¥ 44,395
Advertising costs				¥ 834		1,991
Operating leases				1 year
Government grants				¥ 125		484
Short term investments
Payment term				90 days	90 days
Treasury shares | shares
Transfer amount
Initial term				12 months	12 months
Operating Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Operating leases				10 years
Initial term				12 months	12 months
US [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate				1
China [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate				6.7851
Short-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss
BGM [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of shares acquired			72.00%
Percentage of voting rights			3.40%
Shares transferred amount (in Dollars) | $		$ 106,900
Class A Ordinary Shares [Member] | BGM [Member]
Summary of Significant Accounting Policies [Line Items]
Shares acquire (in Shares) | shares		53,466,331	69,995,661
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss rates				0.01%	0.01%
Operating lease term				2 years
Hesitation period				10 days	10 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss rates				100.00%	100.00%
Operating lease term				10 years
Hesitation period				15 days	15 days
BML and Avantech [Member]
Summary of Significant Accounting Policies [Line Items]
Others, net				¥ 79
BML and Avantech [Member] | Minority Shareholder [Member]
Summary of Significant Accounting Policies [Line Items]
Cash consideration	¥ 354
Subsidiary [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest				50.00%